Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 6 Goodwill

In 2016, the Company completed the TransFirst acquisition resulting in an additional $1.7 billion of goodwill being recorded. In addition, there was a downward adjustment to goodwill of $584,000 related to income tax reserves associated with the Netspend acquisition. In 2015, the Company adjusted the Netspend goodwill allocation to include an additional $627,000 for an adjustment to the sales tax reserves associated with the acquisition.

The gross amount and accumulated impairment losses of goodwill as of December 31, 2016 and 2015 are as follows:

	2016
(in thousands)	North America Services	International Services	Merchant Services	Netspend	Consolidated
Gross amount	$70,796	25,937	2,144,061	1,034,170	$3,274,964
Accumulated impairment losses	(182)	(1,605)	(2,225)	-	(4,012)
Goodwill, net	$70,614	24,332	2,141,836	1,034,170	$3,270,952

	2015
	North America Services	International Services	Merchant Services	Netspend	Consolidated
Gross amount	$70,796	29,081	415,973	1,033,586	$1,549,436
Accumulated impairment losses	(182)	(1,605)	(2,225)	-	(4,012)
Goodwill, net	$70,614	27,476	413,748	1,033,586	$1,545,424

Below are the balances of goodwill as of December 31, 2016 and 2015 along with the related changes in carrying value.

(in thousands)	North America Services	International Services	Merchant Services	Netspend	Consolidated
Balance as of December 31, 2014	$70,614	30,076	413,748	1,032,959	$1,547,397
Netspend tax adjustment	-	-	-	627	627
Currency translation adjustments	-	(2,600)	-	-	(2,600)
Balance as of December 31, 2015	$70,614	27,476	413,748	1,033,586	$1,545,424
Netspend tax adjustment	-	-	-	584	584
TransFirst acquisition	-	-	1,728,088	-	1,728,088
Currency translation adjustments	-	(3,144)	-	-	(3,144)
Balance as of December 31, 2016	$70,614	24,332	2,141,836	1,034,170	$3,270,952

Refer to Note 23 for more information on acquisitions.